Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,496,000		$ 2,910,000	$ 1,507,000
Less: accumulated depreciation	(1,147,000)		(1,042,000)	(876,000)
Property and Equipment, net	2,349,000		1,868,000	631,000
Depreciation expense for property and equipment	105,000	$ 51,000	195,000	260,000	$ 253,000
Capital lease asset building
Property, Plant and Equipment [Line Items]
Total property and equipment	1,305,000		1,305,000
Amortization of capital lease asset			0
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	887,000		702,000	688,000
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,161,000		760,000	715,000
Corporate Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 143,000		$ 143,000	$ 104,000